15005090

Received SEC

FEB 09 2015

Washington, DC 20549

Nasdaq

001-36839

William Slattery, CFA
Vice President
Listing Qualifications

CORTNAS

By Electronic Mail

February 9, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 6, 2015, The Nasdaq Stock Market (the "Exchange") received from Avenue Financial Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery